OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2021	2020

Prepaid expenses	586	619
Receivables from government authorities	576	568
Receivables from employees	9	6
Others	213	126

	1,384	1,319